Taxes (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 33,407	$ 20,018
Lease liabilities	58,981	59,837
Allowance for credit loss	(4,324)
Deferred tax assets	88,064	79,855
ROU assets	(59,740)	(61,717)
Deferred tax liabilities	(59,740)	(61,717)
Valuation allowance	(28,324)	(18,138)
Deferred tax assets (liabilities), net
Non-current deferred tax assets
Non-current deferred tax liabilities
Deferred tax (liabilities) assets, net